Customer Concentration - Schedule of Revenue and Accounts Receivable by Major Customers (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%	0.00%	57.00%	0.00%	0.00%
Customer A [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	42.00%	38.00%	38.00%	0.00%
Customer B [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	0.00%	23.00%	0.00%	0.00%
Customer B [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	39.00%	0.00%
Customer C [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	0.00%
Customer C [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	39.00%
Customer D [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	0.00%
Customer D [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer E [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer E [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	0.00%
Customer F [Member] | Total Revenues from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer F [Member] | Accounts Receivable from External Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	0.00%